Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related party transactions

22. Related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Group entered into the following material related party transactions.

Name of party	Relationship

Mr. Zhao Jishuang	A major shareholder of the Company
Mr. Guo Yupeng	A major shareholder of the Company
Mr. Peng Siguang	A major shareholder of the Company
Zhongshi Qile (Beijing) Culture Media Co., Ltd. (“Zhongshi Culture”)	Fellow subsidiary
Shenzhen Meifu English Information Consulting Co., Ltd. (“Meifu English”)	Fellow subsidiary
Oxford International College Chengdu School (“Chengdu School”)	Fellow subsidiary
Meten International Educational Talent Management Service (Shenzhen) Co., Ltd (Meten Talent Service)	Fellow subsidiary
Xiamen Siming District Meten English Training School (“Xiamen Siming Meten School”)	Associate of the Group
Liketou (HK) Co., Ltd.	Entity under significant influence of a key management
Shenzhen Shuangge Technology Co., Ltd. (“Shenzhen Shuangge”)	Fellow subsidiary
Shenzhen Meten Oversea Education Consulting Co., Ltd. (“Shenzhen Meten Oversea”)	Fellow subsidiary
Shenzhen Yilian Education Investment Co., Ltd. (“Shenzhen Yilian Education”)	Fellow subsidiary
Beijing Wuyan Education Consulting Co., Ltd. (“Beijing Wuyan Education”)	Equity method investment subsidiary

(a) Major transactions with related parties

	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

Advances from related parties
- Meifu English	19,091	724
- Chengdu School	19,685	500
- Shenzhen Shuangge	422	48
- Shenzhen Yilian Education	-	138
- Meten Talent Service	3,406	427
- Mr. Zhao Jishuang	54,874	-
Total	97,478	1,837
Repayment of advances from related parties
- Mr. Zhao Jishuang	55,265	-
- Meifu English	15,258	7,826
- Chengdu School	26,924	-
- Meten Talent Service	8,161	354
- Shenzhen Shuangge	304	-
Total	105,912	8,180

Advances to related parties
- Meifu English	1,033	24
- Zhongshi Culture	118	16
- Xiamen Siming Meten School	2,067	264
- Mr. Peng Siguang and Mr. Guo Yupeng	35,514	-
- Meten Talent Service	453	96
- Shenzhen Yilian Education	5,013	-
Total	44,198	400
Repayment of advances to related parties
- Meifu English	1,267	-
- Zhongshi Culture	597	29
- Chengdu School	17	-
- Shenzhen Shuangge	5,296	-
- Shenzhen Meten Oversea	3,264	-
- Shenzhen Yilian Education	16	212
- Meten Talent Service	896	87
- Mr. Peng Siguang and Mr. Guo Yupeng	35,514	-
Total	46,867	328

(b) Balances with related parties

	December 31, 2021	June 30, 2022
	RMB’000	RMB’000
Amounts due from related parties
Current
- Zhongshi Culture	29	16
- Meifu English	2,517	2,541
- Xiamen Siming Meten School	2,313	2,576
- Meten Talent Service	15	25
- Shenzhen Shuangge	6	6
- Shenzhen Yilian Education	385	173
- Beijing Wuyan Education	2000	2,000
Total	7,265	7,337

Amounts due to related parties
Current
- Meifu English	7,845	743
- Shenzhen Yilian Education	-	137
- Shenzhen Shuangge	1,188	1,236
- Chengdu School	2,115	2,615
- Meten Talent Service	108	182
- Mr. Zhao Jishuang	30,502	30,502
Total	41,758	35,415

(i) Advances from/to these related parties are unsecured, interest free and repayable on demand.